Intangible assets and goodwill (Details) - Online - Goodwill	Jun. 30, 2026	Jun. 30, 2025
Discount rate
Intangible assets and goodwill
Change required for carrying amount to be equal to recoverable amount	0.06	0.027
EBITDA margin in Terminal value
Intangible assets and goodwill
Change required for carrying amount to be equal to recoverable amount	(0.043)	(0.022)
Budgeted revenue growth rate (CAGR for the next five years)
Intangible assets and goodwill
Change required for carrying amount to be equal to recoverable amount	(0.216)	(0.06)